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                              D.L BABSON BOND TRUST
                          BABSON ENTERPRISE FUND, INC.
                         BABSON ENTERPRISE FUND II, INC.
                       D.L. BABSON MONEY MARKET FUND, INC.
                        DAVID L. BABSON GROWTH FUND, INC.
                     D.L. BABSON TAX-FREE INCOME FUND, INC.
                             SHADOW STOCK FUND, INC.
                             BABSON VALUE FUND, INC.
                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

                       SUPPLEMENT DATED AUGUST 27, 2003 TO
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2002
                            (AS REVISED MAY 1, 2003)

         The following supplements certain information contained in the combined Statement of Additional Information dated September 30, 2002 (as revised May 1,
2003) for the registrants listed above (each a "Fund" and collectively, the "Funds").

EXECUTIVE OFFICERS OF THE TRUST

The following table contains information about the current principal executive officers of the Trust:


                                      Term of Office* and
Position with Trust/Company,             Length of Time
   Name, Age and Address                     Served            Principal Occupation(s) During Past Five Years
----------------------------          --------------------     ----------------------------------------------

PRESIDENT                                  Since 7/03        Chief Financial Officer(1) - Great Hall Funds Inc.
Jennifer Lammers (41)                                        (2001-2003), Compliance Officer - Great Hall Funds
90 S. 7th Street, Suite 4300                                 (2000-2001), Managing Director and Director of
Minneapolis, MN  55402                                       Finance, Voyageur Asset Management (2000-2003), Vice
                                                             President and Manager, Financial Reporting, RBC Dain
                                                             Rauscher (1998-2000); President(1).


VICE PRESIDENT,                            Since 7/03        Legal and Regulatory Affairs Vice President, Chief
ASSISTANT SECRETARY,                                         Compliance Officer and Secretary, Jones & Babson,
CHIEF COMPLIANCE OFFICER, AND                                Inc. (mutual fund management company); Chief
AML COMPLIANCE OFFICER                                       Compliance Officer and Secretary, Investors Mark
Martin A. Cramer (53)                                        Advisor, LLC (mutual fund management company); Vice
BMA Tower                                                    President, Chief Compliance Officer and Secretary,
700 Karnes Blvd.                                             Babson Funds; Vice President and Chief Compliance
Kansas City, MO  64108                                       Officer, RBC Funds, Inc.; Secretary, Gold Bank Funds
                                                             (two mutual funds)(2); and formerly, Vice President,
                                                             Chief Compliance Officer, Buffalo Fund Complex(3) .


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
SECRETARY                                  Since 7/03        RBC Dain Rauscher - Vice President and Senior
Laura A. Moret (49)                                          Associate Counsel (2002-present), American Express
90 S. 7th Street, Suite 4300                                 Financial Advisors - Vice President and Group
Minneapolis, MN  55402                                       Counsel (1995 - 2002); Secretary(1).

TREASURER, CHIEF FINANCIAL                 Since 7/03        Compliance Officer, Great Hall Investment Funds,
OFFICER, AND PRINCIPAL                                       Inc. since 2001; Vice President of RBC Dain Rauscher
ACCOUNTING OFFICER                                           Inc. and Finance Manager of Voyageur Asset
Christopher J. Tomas (32)                                    Management Inc. since 2001; Senior Financial Analyst
60 South Sixth Street                                        of RBC Dain Rauscher Inc. from 1999 to 2001;
Minneapolis, MN 55402                                        Financial Analyst of RBC Dain Rauscher Inc. from
                                                             1997 to 1999; Senior Staff Accountant of RBC Dain
                                                             Rauscher Inc. during 1996.

VICE PRESIDENT                             Since 7/03        Voyageur Asset Management, Inc. - Managing Director
Michael Allen (54)                                           (2002 - present), RBC Centura Bank - Manager,
3201 Beechleaf Court, Suite 350                              Trustmark National Bank -Manager; Vice President(1).
Raleigh, NC  27604


     * Unless indicated otherwise, officers serve until their successors are duly elected and qualified.

     (1) Great Hall Funds, Inc., RBC Funds, Inc., J&B Funds, Inc. and Investor Mark Series Fund, Inc.

     (2) Gold Bank Funds is a series fund consisting of Gold Bank Equity Fund and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

     (3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.


FUND SUB-ADMINISTRATION AND FUND ACCOUNTING

         Effective May 30, 2003, BISYS Fund Services, LP acts as the Sub-Administrator and Fund Accountant on behalf of each Fund.

TRANSFER AGENT

         Effective May 30, 2003, National Financial Data Services, The Poindexter Building, 330 W. 9th Street, Kansas City, MO 60105, acts as the Transfer Agent of the Funds on behalf of each Fund.

CUSTODIAN

         Effective May 29, 2003, Wells Fargo Bank Minnesota, N.A., Wells Fargo Center, Sixth and Marquette, Minneapolis, MN 55479, acts as the Custodian of the Funds on behalf of each Fund.


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FOREIGN CUSTODY MANAGER

         Effective May 29, 2003, Wells Fargo Bank Minnesota, N.A. acts as the Babson Stewart-Ivory International Fund's Foreign Custody Manager.

INDEPENDENT AUDITORS

         PricewaterhouseCoopers LLP ("PWC"), 100 East Broad Street, Columbus Ohio, 43215, has been selected as independent public accountants to examine the books and records and from time to time report on the financial statements for the Funds. In addition, PWC will perform for the Funds certain non-audit services, including preparation of tax services, review of registration statements and preparation of consents for post-effective amendments.

     INVESTORS SHOULD RETAIN A COPY OF THIS SUPPLEMENT FOR FUTURE REFERENCE.
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